Fair Value Measurements (Details) - Schedule of Carrying Value and Fair Value of Investments Classified as Held to Maturity Securities ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of Carrying Value and Fair Value of Investments Classified as Held to Maturity Securities [Line Items]
Non-current investments, Carrying Value		₨ 6	$ 0.1	₨ 7	$ 0.1
Non-current investments, fair value	[1]	6
Fixed Rate Bank Of Mauritius Notes [Member]
Fair Value Measurements (Details) - Schedule of Carrying Value and Fair Value of Investments Classified as Held to Maturity Securities [Line Items]
Non-current investments, Carrying Value		₨ 6		7
Non-current investments, fair value	[1]			₨ 7

[1]	Fair value measurement at reporting date using significant unobservable inputs (Level 3).